CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 20,483	$ 3,409
Other comprehensive income (loss), net of income tax:
Net unrealized gain (loss) on derivatives	(6,382)	25,198
Foreign currency translation adjustment	11,708	(392)
Total other comprehensive income	5,326	24,806
Comprehensive income	25,809	28,215
Less: Comprehensive income attributable to noncontrolling interests	(8,428)	(4,528)
Comprehensive income attributable to Dole plc	$ 17,381	$ 23,687